Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	96 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000234213_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000234213_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000234213_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,276
C000234213_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,239
C000234213_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,971
C000227886_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000227886_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227886_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,125
C000227886_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,925
C000227886_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,890
C000227886_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,594
C000234213_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Sustainable High Yield ETF
C000234213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,322
C000234213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,959
C000234213_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,186
C000234213_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US High Yield Constrained Index
C000234213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,295
C000234213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,948
C000234213_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,189
C000234213_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® US High Yield Best-in-Class ESG Index
C000234213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,248
C000234213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,853
C000234213_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000227886_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Preferred Securities & Income ETF
C000227886_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227886_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,144
C000227886_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,673
C000227886_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,863
C000227886_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,131
C000227886_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US All Capital Securities Index
C000227886_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227886_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,116
C000227886_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,958
C000227886_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,941
C000227886_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,243
C000227886_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE U.S. All Capital Securities Constrained Custom Index
C000227886_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227886_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,118
C000227886_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,948
C000227886_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,898
C000227886_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,196
C000201027_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Enhanced High Yield ETF
C000201027_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201027_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,159
C000201027_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,122
C000201027_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,191
C000201027_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,246
C000201027_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,677
C000201027_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,483
C000201027_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,006
C000201027_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® BB-B US High Yield Constrained Index
C000201027_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201027_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,149
C000201027_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,965
C000201027_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,488
C000201027_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,461
C000201027_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,189
C000201027_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,941
C000201027_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,368
C000201027_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000201027_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201027_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,113
C000201027_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,132
C000201027_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,846
C000201027_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,950
C000201027_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,534
C000201027_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,492
C000201027_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,323